UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4576

                     Oppenheimer Convertible Securities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Oppenheimer Convertible Securites Fund

                                                                              Principal
                                                                                 Amount                        Value
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--60.3%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.1%
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Goodyear Tire & Rubber Co. (The), 4% Cv. Sr. Nts., 6/15/34 1          $       4,000,000             $      4,695,000
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                       5,000,000                    6,562,500
----------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23 1             4,000,000                    4,415,000
----------------------------------------------------------------------------------------------------------------------
International Game Technology, 1.35% Cv. Sr. Unsec. Unsub.
Debs., 1/29/33 2                                                              5,000,000                    3,975,000
----------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 28.61% Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 2/2/21 2                                            8,000,000                    4,260,000
----------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc., 1.25% Cv. Sr. Unsec. Nts., 4/15/24 1                    2,000,000                    2,190,000
                                                                                                    ------------------
                                                                                                          21,402,500
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Beazer Homes USA, Inc., 4.625% Cv. Sr. Nts., 6/15/24 1                        5,000,000                    5,406,250
----------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.4%
Eastman Kodak Co., 3.375% Cv. Sr. Nts., 10/15/33 1                            4,000,000                    5,060,000
----------------------------------------------------------------------------------------------------------------------
Hasbro, Inc., 2.75% Cv. Sr. Unsec. Debs., 12/1/21                             3,000,000                    3,255,000
                                                                                                    ------------------
                                                                                                           8,315,000
----------------------------------------------------------------------------------------------------------------------
MEDIA--5.0%
Citadel Broadcasting Corp.:
1.875% Cv. Sub. Nts., 2/15/11 1                                               4,000,000                    3,355,000
1.875% Cv. Sub. Nts., 2/15/11                                                 1,000,000                      838,750
----------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4.50% Cv. Sr. Unsec. Nts., 3/15/23 1                                          3,000,000                    3,581,250
4.50% Cv. Sr. Unsec. Nts., 3/15/23                                            1,000,000                    1,193,750
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Exchangeable Sr. Unsec. Debs.,
3/30/23 (exchangeable for Time Warner, Inc., common stock) 1                  8,000,000                    8,630,000
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Sec. Debs.,
3/15/31 (exchangeable for Viacom, Inc., Cl. B common stock) 1                 5,000,000                    4,556,250
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs.,
3/15/31 (exchangeable for Viacom, Inc., Cl. B common stock
or cash based on the value thereof)                                           1,000,000                      911,250
----------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                    6,000,000                    6,187,500
                                                                                                    ------------------
                                                                                                          29,253,750
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Gap, Inc. (The), 5.75% Cv. Sr. Unsec. Nts., 3/15/09 1                         4,000,000                    4,900,000
----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 3                            5,000,000                    5,150,000
----------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The):
1.22% Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 2                     2,000,000                    1,645,000
1.66% Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 1,2                   4,000,000                    3,290,000
                                                                                                    ------------------
                                                                                                          14,985,000
----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Reebok International Ltd., 2% Cv. Sr. Unsec. Unsub.
Debs., 5/1/24 1                                                               4,500,000                    4,567,500
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., 2.27% Cv. Sub. Nts., 8/19/17 2                             4,000,000                    3,800,000
----------------------------------------------------------------------------------------------------------------------
ENERGY--5.2%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Halliburton Co.:
3.125% Cv. Sr. Nts., 7/15/23 1                                                5,000,000                    5,718,750
3.125% Cv. Sr. Nts., 7/15/23                                                  1,000,000                    1,143,750
----------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33 1                       5,000,000                    5,468,750
----------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., 6/1/23                         8,000,000                    8,800,000
                                                                                                    ------------------
                                                                                                          21,131,250
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
El Paso Corp., 6.34% Cv. Debs., 2/28/21 2                                    10,000,000                    5,150,000
----------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25% Cv. Jr. Unsec. Sub. Debs., 2/15/10                    4,000,000                    4,295,000
                                                                                                    ------------------
                                                                                                           9,445,000
----------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.3%
----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.4%
American Express Co.:
1.85% Cv. Sr. Nts., 12/1/33 1,3                                               6,000,000                    6,360,000
1.85% Cv. Sr. Nts., 12/1/33 3                                                 2,000,000                    2,120,000
                                                                                                    ------------------
                                                                                                           8,480,000
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
EOP Operating LP, 7.25% Cv. Sr. Nts., 11/15/08 4                              5,000,000                    5,050,000
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.0%
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.1%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 1            3,500,000                    3,360,000
----------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc., 1.52% Cv. Sr. Unsec. Unsub. Liquid Yield
Option Nts., 4/29/32 2                                                        8,000,000                    5,160,000
----------------------------------------------------------------------------------------------------------------------
Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1                                   2,500,000                    3,487,500
----------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                  6,000,000                    6,315,000
----------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc., 2% Cv. Sr. Unsec. Nts., 12/15/07                       2,000,000                    3,242,500
----------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc., 1.375% Cv. Sr. Nts., 5/15/24 1                         3,000,000                    2,906,250
----------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24 1                        6,000,000                    5,332,500
                                                                                                    ------------------
                                                                                                          29,803,750
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
Cytyc Corp., 2.25% Cv. Sr. Nts., 3/15/24 1                                    2,500,000                    2,821,875
----------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts., 3/1/24        6,500,000                    7,011,875
----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.25% Unsec. Debs., 9/15/21 1                                5,000,000                    5,150,000
                                                                                                    ------------------
                                                                                                          14,983,750
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts., 8/1/23 1         5,000,000                    5,175,000
----------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 1.75% Cv. Sr. Unsec. Debs., 11/30/21                 4,000,000                    4,320,000
                                                                                                    ------------------
                                                                                                           9,495,000
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Teva Pharmaceutical Finance II BV, 0.50% Cv. Sr. Sec. Debs.,
Series A, 2/1/24                                                              6,000,000                    5,797,500
----------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.:
1.75% Cv. Sr. Unsec. Debs., 3/15/23 1                                         4,000,000                    3,990,000
1.75% Cv. Sr. Unsec. Debs., 3/15/23                                           1,000,000                      997,500
                                                                                                    ------------------
                                                                                                          10,785,000
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.0%
----------------------------------------------------------------------------------------------------------------------
AIRLINES--0.5%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07          4,000,000                    2,860,000
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste Industries, Inc., 4.25% Cv. Sr. Unsec. Sub. Debs., 4/15/34       4,000,000                    3,525,000
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
Tyco International Group SA:
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18 1                        1,500,000                    2,109,375
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18                         11,000,000                   15,468,750
                                                                                                    ------------------
                                                                                                          17,578,125
----------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Danaher Corp., 2.32% Cv. Sr. Unsec. Unsub. Liquid Yield
Option Nts., 1/22/21 2                                                        7,000,000                    5,416,250
----------------------------------------------------------------------------------------------------------------------
Navistar Financial Corp., 4.75% Cv. Unsec. Sub. Nts., 4/1/09                  4,000,000                    3,960,000
----------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
8.25% Cv. Sub. Nts., 12/31/05 4                                               3,344,633                      936,497
8.25% Cv. Sub. Nts., 12/31/05 4                                               2,962,671                      829,548
                                                                                                    ------------------
                                                                                                          11,142,295
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.2%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13                                    3,000,000                    3,753,750
----------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc., (0.78)% Cv. Sr. Unsec. Zero
Yield Puttable Securities, 5/15/23 2                                          4,000,000                    4,890,000
----------------------------------------------------------------------------------------------------------------------
Corning, Inc., 3.50% Cv. Sr. Unsec. Debs., 11/1/08                            2,000,000                    2,360,000
----------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp., (1.71)% Cv. Sr. Nts., 11/15/10 2                          3,000,000                    3,041,250
----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.:
4.25% Cv. Sr. Unsec. Nts., 9/1/08 1                                           2,000,000                    1,940,000
4.25% Cv. Sr. Unsec. Nts., 9/1/08                                             5,000,000                    4,850,000
----------------------------------------------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts., 6/15/08                               3,000,000                    3,345,000
                                                                                                    ------------------
                                                                                                          24,180,000
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Agilent Technologies, Inc.:
3% Cv. Sr. Unsec. Debs., 12/1/21 3                                            3,000,000                    3,022,500
3% Cv. Sr. Unsec. Nts., 12/1/21 1,3                                           3,000,000                    3,022,500
----------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 1% Cv. Unsec. Sub. Nts., 8/1/10               3,500,000                    3,963,750
----------------------------------------------------------------------------------------------------------------------
Solectron Corp., 0.50% Cv. Sr. Nts., 2/15/34 1                                3,000,000                    2,516,250
----------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.:
3.625% Cv. Sub. Nts., 8/1/23 1                                                3,000,000                    3,221,250
3.625% Cv. Sub. Nts., 8/1/23                                                  1,000,000                    1,073,750
                                                                                                    ------------------
                                                                                                          16,820,000
----------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.4%
CSG Systems International, Inc., 2.50% Cv. Nts., 6/15/24 1                    3,500,000                    3,316,250
----------------------------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23             6,000,000                    6,907,500
----------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp., 3.875% Cv. Sr. Nts., 7/15/23 1                 4,000,000                    4,005,000
                                                                                                    ------------------
                                                                                                          14,228,750
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec. Debs., 2/1/22 3            5,000,000                    4,856,250
----------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                            3,500,000                    3,521,875
----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv. Unsec. Sub. Nts., 6/15/08              5,000,000                    4,831,250
----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10                                    5,000,000                    4,493,750
----------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07                2,000,000                    2,517,500
                                                                                                    ------------------
                                                                                                          20,220,625
----------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.4%
Computer Associates International, Inc.:
5% Cv. Sr. Unsec. Nts., 3/15/07                                               2,500,000                    2,912,500
5% Cv. Sr. Unsec. Nts., 3/15/07 1                                             4,000,000                    4,660,000
----------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp.:
6.875% Cv. Unsec. Sub. Nts., 6/15/07                                          1,000,000                    1,037,500
6.875% Cv. Unsec. Sub. Nts., 6/15/07 1                                        2,000,000                    2,075,000
----------------------------------------------------------------------------------------------------------------------
Novell, Inc., 0.50% Cv. Sr. Unsec. Debs., 7/15/24 1                           6,000,000                    5,557,500
----------------------------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Debs., 1/15/24 1                          4,000,000                    3,540,000
                                                                                                    ------------------
                                                                                                          19,782,500
----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.5%
----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.8%
Sealed Air Corp., 3% Cv. Nts., 6/30/33 1                                      5,000,000                    5,018,750
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                                3,000,000                    4,102,500
----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.4%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 1                          7,000,000                    4,768,750
----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 3.75% Cv. Sr. Nts., 5/15/23 1                       4,000,000                    4,410,000
----------------------------------------------------------------------------------------------------------------------
Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                               4,500,000                    4,815,000
                                                                                                    ------------------
                                                                                                          13,993,750
                                                                                                    ------------------
Total Convertible Corporate Bonds and Notes (Cost $348,757,071)                                          355,051,045

                                                                                 Shares
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--33.8%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.8%
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust
Preferred Securities, Non-Vtg.                                                  175,000                    9,149,000
----------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25% Cv. Sr. Unsec. Debs., Series B                      400,000                    9,564,000
                                                                                                    ------------------
                                                                                                          18,713,000
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Newell Financial Trust I, 5.25% Cum. Cv. Quarterly Income
Preferred Securities, Non-Vtg.                                                   70,000                    3,062,500
----------------------------------------------------------------------------------------------------------------------
MEDIA--0.4%
Equity Securities Trust I/Cablevision Systems Corp., 6.50%
Cv., Series CVC (exchangeable into Cablevision NY Group,
Cl. A common stock)                                                             130,000                    2,713,100
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Boise Cascade Corp., 7.50% Adjustable Conversion-Rate
Equity Security Units (each unit consists of a contract to
purchase Boise Cascade Corp. common stock and a preferred
security of Boise Cascade Trust I), Non-Vtg. 5                                   80,000                    3,976,000
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Albertson's, Inc., 7.25% Cv. Units (each unit has a stated amount of $25, and will consist of a purchase contract issued by Albertson's, initially a 1/40, or
2.50%, ownership interest in one of their sr. nts. with a principal
amount of $1,000) 5                                                             210,000                    5,439,000
----------------------------------------------------------------------------------------------------------------------
ENERGY--1.7%
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
Chesapeake Energy Corp., 4.125% Cum. Cv., Non-Vtg. 1                              5,000                    5,650,000
----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Debs. 1                          60,000                    4,260,000
                                                                                                    ------------------
                                                                                                           9,910,000
----------------------------------------------------------------------------------------------------------------------
FINANCIALS--10.3%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Marshall & Ilsley Corp., 6.50% Cv. 6                                            150,000                    4,042,500
----------------------------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001:
5.375% Cum. Cv. Units (each unit consists of one preferred
stock and one warrant to purchase shares of Washington
Mutual, Inc), Non-Vtg. 1,5                                                       75,000                    4,121,925
5.375% Cum. Cv. Units (each unit consists of one preferred
stock and one warrant to purchase shares of Washington
Mutual, Inc.), Non-Vtg. 5                                                        30,000                    1,636,500
                                                                                                    ------------------
                                                                                                           9,800,925
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Capital One Financial Corp., 6.25% Cv. Upper DECS (each upper DECS has a stated amount of $50 and consists of a forward purchase contract to purchase Capital One Financial Corp. common stock and $50 principal
amount of Capital One Financial Corp., 6.25% sr. nts., 5/17/07) 5                85,000                    4,499,900
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 2% Cv. (cv. into
Regency Centers Corp. common stock)                                              80,000                    3,202,800
                                                                                                    ------------------
                                                                                                           7,702,700
----------------------------------------------------------------------------------------------------------------------
INSURANCE--5.6%
Chubb Corp. (The), 7% Cv. Equity Units, Series A (each unit
consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal amount of Chubb Corp. (The), 4% sr. nts.,
11/16/07) 5                                                                     170,000                    4,760,000
----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity
Units (each unit has a stated amount of $50 and consists of a purchase contract to purchase Hartford Financial Services
Group, Inc. (The) common stock and a normal unit which
consists of $1,000 principal amount of Hartford Financial
Servies Group, Inc. (The), 2.56% sr. nts., 8/16/08) 5                            90,000                    5,523,750
----------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The), 5.875% Cv. Hybrid Income Term
Security Units (each unit has a stated value of $25 and consists of a purchase contract to purchase PMI Group, Inc. (The)
common stock and a corporate unit which consists of PMI
Group, Inc. (The), 3% sr. nts., 11/15/08) 5                                     180,000                    4,725,000
----------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc./Prudential Financial Capital
Trust I, 6.75% Cum. Cv. Equity Security Units (each
unit has a stated amount of $50 and consists of a contract
to purchase Prudential Financial, Inc. common stock and
a redeemable capital security of Prudential Financial
Capital Trust I), Non-Vtg.  5                                                    90,000                    6,283,800
----------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.               200,000                    4,536,000
----------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 8.25% Cv.                                                  100,000                    3,256,000
----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                      150,000                    3,706,500
                                                                                                    ------------------
                                                                                                          32,791,050
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
Host Marriott Financial Trust, 6.75% Cv. Quarterly Income
Preferred Securities                                                            100,000                    5,275,000
----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Sovereign Capital Trust VI, 4.375% Cv.                                          100,000                    4,862,500
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.3%
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase
contract to purchase Baxter International, Inc. common
stock and $50 principal amount of Baxter International, Inc.,
3.60% sr. nts., 2/16/08), Non-Vtg. 5                                            110,000                    5,912,500
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Anthem, Inc., 6% Cv. Equity Security Units (each unit has
a stated amount of $50 and consists of a contract to purchase
Anthem, Inc. common stock and $50 principal amount of
Anthem, Inc., 5.95% sub. debs., 11/15/04) 5                                      25,000                    2,502,500
----------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 4% Cv.                                                           80,000                    3,800,000
                                                                                                    ------------------
                                                                                                           6,302,500
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Schering-Plough Corp. 6% Cv. 6                                                  140,000                    7,413,000
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.4%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Northrop Grumman Corp., 7.25% Cv. Equity Security Units
(each unit has a stated amount of $100 and consists of a contract to purchase Northrop Grumman Corp. common stock and $100
principal amount of Northrop Grumman Corp., 5.25% sr. unsec.
nts., 11/16/04), Non-Vtg. 5                                                      45,000                    4,655,250
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
United Rentals Trust I, 6.50% Cv. Quarterly Income
Preferred Securities                                                             85,000                    3,389,375
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.6%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                     8,000                    8,945,040
----------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 7% Cv. Equity Security Units (each unit has a stated amount of $50 and consists of a contract to purchase
Motorola, Inc. common stockand $50 principal amount of
Motorola, Inc., 6.50% sr. unsec. nts., 11/16/07) 5                              100,000                    5,008,000
                                                                                                    ------------------
                                                                                                          13,953,040
----------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Xerox Corp., 6.25% Cv.                                                           55,000                    6,998,750
----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.7%
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.50%. Cv. 1                                5,000                    5,100,000
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
International Paper Capital Trust, 5.25% Cum. Cv. (cv. into
International Paper Co. common stock), Non-Vtg.                                 100,000                    5,075,000
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Alltel Corp., 7.75% Cv. Equity Units (each unit consists of
corporate units, each with a stated value of $50 and includes a purchase contract to purchase Alltel Corp. common stock
and $50 principal amount of Alltel Corp., 6.25% sr. nts., 5/17/07),
Non-Vtg. 5                                                                      120,000                    6,211,200
----------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 6.875% Cv. Equity Units (each unit consists of units referred to as corporate units, each with a stated amount of $25 and includes a purchase contract to purchase CenteryTel, Inc. common stock and $25 principal amount of
CenturyTel, Inc., 6.02% sr. nts., series j, due 2007), Non-Vtg. 5               113,900                    3,032,588
                                                                                                    ------------------
                                                                                                           9,243,788
----------------------------------------------------------------------------------------------------------------------
UTILITIES--4.5%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
Calpine Capital Trust III, 5% Cum. Cv. Remarketable Term
Income Deferrable Equity Securities, Non-Vtg.                                    50,000                    2,362,500
----------------------------------------------------------------------------------------------------------------------
Cinergy Corp., 9.50% Cv. Flexible Equity Linked Exchangeable Preferred
Redeemable Increased Dividend Equity Securities (each feline prides consists of units referred to as income prides, each with a stated amount of $50 and includes a purchase contract for Cinergy Corp. common stock, and a 6.90%
preferred trust security, due 2007, issued by Cinergy Corp.
Funding Trust I) 5                                                               50,000                    3,053,000
----------------------------------------------------------------------------------------------------------------------
FPL Group, Inc., 8.50% Cv. Equity Units (each unit consists of corporate units, each with a stated amount of $50 and includes a purchase contract to purchase FPL Group, Inc. common stock and $50 principal amount of
FPL Group Capital, Inc., 4.75% debs., series a, 2/16/07) 5                      120,000                    6,828,000
----------------------------------------------------------------------------------------------------------------------
TXU Corp., 8.125% Cv. Feline Prides Units (each unit consists of units referred to as Income Prides with a stated amount of $50, which includes $50 pricipal amount of TXU Corp., 5.80% sr. nts.,
5/16/08 and a purchase contract to purchase TXU Corp. common stock with attached preference stock purchase rights, 5/16/06),
Non-Vtg. 5                                                                       80,000                    4,152,800
                                                                                                    ------------------
                                                                                                          16,396,300
----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and consists of a purchase contract to purchase Sempra Energy common stock and $25 principal amount of Sempra
Energy, 5.60% sr. nts., 5/17/07) 5                                              130,000                    4,024,800
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
AES Trust III, 6.75% Cv.                                                         80,000                    3,536,000
----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                       40,000                    2,840,000
                                                                                                    ------------------
                                                                                                           6,376,000
                                                                                                    ------------------
Total Preferred Stocks (Cost $178,628,270)                                                               199,086,078

----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.5%
Danskin, Inc. 6                                                                 925,119                       92,512
----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                50,000                    2,816,500
----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                    100,000                    3,060,000
----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                    140,000                    2,818,200
----------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 6                                                  197,142                       22,670
                                                                                                    ------------------
Total Common Stocks (Cost $8,236,676)                                                                      8,809,882

                                                                                Units
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Danskin, Inc., Wts., Exp. 10/8/04 4,6,7                                      20,041,008                           --
----------------------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc., Promissory Nt. to be used to purchase
53,309 shares of restricted common stock in rights offering 4,6,7                    --                       15,993
                                                                                                    ------------------
Total Rights, Warrants and Certificates (Cost $15,993)                                                        15,993

                                                                              Principal
                                                                                 Amount
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--3.4%
Credit Suisse First Boston Corp. (New York Branch) Equity
Linked Nts., 6%, 12/23/04 (redemption linked to Comcast
Corp., Cl. A Special common stock)                                       $      165,800                    5,098,350
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Capped Appreciation Linked
Nts., 5%, 12/30/04 (linked to the performance of Wyeth) 4                     5,000,000                    4,614,032
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. PEPS, 2.50%, 10/2/06 (linked to
General Electric Co.)                                                           298,463                   10,044,772
                                                                                                    ------------------
Total Structured Notes (Cost $19,995,551)                                                                 19,757,154

----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
Undivided interest of 1.65% in joint repurchase agreement (Principal
Amount/Value $729,739,000, with a maturity value of $729,775,487) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $12,010,601 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$745,857,878 (Cost $12,010,000)                                              12,010,000                   12,010,000

----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $567,643,561)                                   101.0%                 594,730,152
----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                              (1.0)                  (5,908,472)
                                                                           -------------------------------------------
Net Assets                                                                        100.0%             $   588,821,680
                                                                           ===========================================



Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $180,024,425 or 30.59% of the Fund's net assets as of September 30, 2004.
2. Zero coupon bond reflects effective yield on the date of purchase.
3. Represents the current interest rate for a variable or increasing rate security.
4. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                                                                                            UNREALIZED
                                    ACQUISITION                       VALUATION AS OF     APPRECIATION
 SECURITY                                 DATES           COST     SEPTEMBER 30, 2004   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Danskin, Inc. Wts., Exp. 10/8/04       8/14/95        $    --                $    --              $--
 Portion of Danskin, Inc. Promissory Nt.
 to be used to purchase 53,309 shares of
 restricted common stock in rights
 offering                               8/14/95         15,993                 15,993               --



5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Non-income producing security.
7. Received as the result of issuer reorganization.


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $568,777,002
                                                =============

Gross unrealized appreciation                   $ 40,888,182
Gross unrealized depreciation                    (14,935,032)
                                                -------------
Net unrealized appreciation                     $ 25,953,150
                                                =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)